Financial instruments related to commodity contracts	12 Months Ended
Dec. 31, 2017
Financial instruments related to commodity contracts
Financial instruments related to commodity contracts

16) Financial instruments related to commodity contracts

16.1) Financial instruments related to commodity contracts

Accounting policies

Financial instruments related to commodity contracts, including crude oil, petroleum products, gas, and power purchase/sales contracts within the trading activities, together with the commodity contract derivative instruments such as energy contracts and forward freight agreements, are used to adjust the Group’s exposure to price fluctuations within global trading limits. According to the industry practice, these instruments are considered as held for trading. Changes in fair value are recorded in the statement of income. The fair value of these instruments is recorded in “Other current assets” or “Other creditors and accrued liabilities” depending on whether they are assets or liabilities.

The valuation methodology is to mark-to-market all open positions for both physical and paper transactions. The valuations are determined on a daily basis using observable market data based on organized and over the counter (OTC) markets. In particular cases when market data is not directly available, the valuations are derived from observable data such as arbitrages, freight or spreads and market corroboration. For valuation of risks which are the result of a calculation, such as options for example, commonly known models are used to compute the fair value.

	Gross value	Gross value			Net balance	Net balance
As of December 31, 2017	before	before	Amounts	Amounts	sheet value	sheet value	Other	Net
(M$)	offsetting	offsetting	offset -	offset -	presented	presented	amounts	carrying	Fair
Assets / (Liabilities)	- assets	- liabilities	assets (c)	liabilities (c)	- assets	- liabilities	not offset	amount	value (b)
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	244	(333)	(102)	102	142	(231)	—	(89)	(89)
Forwards (a)	109	(113)	(12)	12	97	(101)	—	(4)	(4)
Options	82	(163)	(52)	52	30	(111)	—	(81)	(81)
Futures	—	—	—	—	—	—	—	—	—
Options on futures	202	(251)	(155)	155	47	(96)	—	(49)	(49)
Other / Collateral	—	—	—	—	—	—	63	63	63
Total crude oil, petroleum products and freight rates	637	(860)	(321)	321	316	(539)	63	(160)	(160)
Gas, Renewables & Power activities
Swaps	76	(7)	(3)	3	73	(4)	—	69	69
Forwards (a)	1,717	(1,345)	(92)	92	1,625	(1,253)	—	372	372
Options	6	(30)	(33)	33	(27)	3	—	(24)	(24)
Futures	—	(1)	—	—	—	(1)	—	(1)	(1)
Other / Collateral	—	—	—	—	—	—	(86)	(86)	(86)
Total Gas, Renewables & Power	1,799	(1,383)	(128)	128	1,671	(1,255)	(86)	330	330
Total	2,436	(2,243)	(449)	449	1,987	(1,794)	(23)	170	170
Total of fair value non recognized in the balance sheet									—

(a)Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.

(b)When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)Amounts offset in accordance with IAS 32.

	Gross value	Gross value			Net balance	Net balance
As of December 31, 2016	before	before	Amounts	Amounts	sheet value	sheet value	Other	Net
(M$)	offsetting	offsetting	offset -	offset -	presented	presented	amounts	carrying	Fair
Assets / (Liabilities)	- assets	- liabilities	assets (c)	liabilities (c)	- assets	- liabilities	not offset	amount	value (b)
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	464	(266)	(140)	140	324	(126)	—	198	198
Forwards (a)	172	(214)	(8)	8	164	(206)	—	(42)	(42)
Options	194	(207)	(125)	125	69	(82)	—	(13)	(13)
Futures	—	—	—	—	—	—	—	—	—
Options on futures	151	(164)	(150)	150	1	(14)	—	(13)	(13)
Other / Collateral	—	—	—	—	—	—	(220)	(220)	(220)
Total crude oil, petroleum products and freight rates	981	(851)	(423)	423	558	(428)	(220)	(90)	(90)
Gas, Renewables & Power activities
Swaps	63	(39)	(3)	3	60	(36)	—	24	24
Forwards (a)	1,879	(1,672)	(61)	61	1,818	(1,611)	—	207	207
Options	15	(28)	(26)	26	(11)	(2)	—	(13)	(13)
Futures	—	—	—	—	—	—	—	—	—
Other / Collateral	—	—	—	—	—	—	(97)	(97)	(97)
Total Gas, Renewables & Power	1,957	(1,739)	(90)	90	1,867	(1,649)	(97)	121	121
Total	2,938	(2,590)	(513)	513	2,425	(2,077)	(317)	31	31
Total of fair value non recognized in the balance sheet									—

(a)Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.

(b)When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)Amounts offset in accordance with IAS 32.

	Gross value	Gross value			Net balance	Net balance
As of December 31, 2015	before	before	Amounts	Amounts	sheet value	sheet value	Other	Net
(M$)	offsetting	offsetting	offset -	offset -	presented	presented	amounts	carrying	Fair
Assets / (Liabilities)	- assets	- liabilities	assets (c)	liabilities (c)	- assets	- liabilities	not offset	amount	value (b)
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	1,517	(498)	(350)	350	1,167	(148)	—	1,019	1,019
Forwards (a)	68	(130)	(25)	25	43	(105)	—	(62)	(62)
Options	660	(468)	(460)	460	200	(8)	—	192	192
Futures	9	—	—	—	9	—	—	9	9
Options on futures	127	(128)	(127)	127	—	(1)	—	(1)	(1)
Other / Collateral	—	—	—	—	—	—	(1,145)	(1,145)	(1,145)
Total crude oil, petroleum products and freight rates	2,381	(1,224)	(962)	962	1,419	(262)	(1,145)	12	12
Gas, Renewables & Power activities
Swaps	50	(175)	(19)	19	31	(156)	—	(125)	(125)
Forwards (a)	2,255	(1,498)	(320)	320	1,935	(1,178)	—	757	757
Options	5	(24)	(11)	11	(6)	(13)	—	(19)	(19)
Futures	—	—	—	—	—	—	—	—	—
Other / Collateral	—	—	—	—	—	—	23	23	23
Total Gas, Renewables & Power	2,310	(1,697)	(350)	350	1,960	(1,347)	23	636	636
Total	4,691	(2,921)	(1,312)	1,312	3,379	(1,609)	(1,122)	648	648
Total of fair value non recognized in the balance sheet									—

(a)Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.

(b)When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)Amounts offset in accordance with IAS 32.

Most commitments on crude oil and refined products have a short term maturity (less than one year). The maturity of most Gas, Renewables & Power division derivatives is less than three years forward.

The changes in fair value of financial instruments related to commodity contracts are detailed as follows:

For the year ended December 31,	Fair value	Impact on	Settled		Fair value as of
(M$)	as of January1,	income	contracts	Other	December31,
Crude oil, petroleum products and freight rates activities
2017	130	2,693	(3,047)	—	(223)
2016	1,157	3,013	(4,040)	—	130
2015	897	3,318	(3,058)	—	1,157

Gas, Renewables & Power activities
2017	218	717	(554)	35	416
2016	613	392	(742)	(45)	218
2015	532	113	3	(35)	613

The fair value hierarchy for financial instruments related to commodity contracts is as follows:

	Quoted prices in		Prices based
	active markets	Prices based	on non
	for identical	on observable	observable
As of December 31, 2017	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Crude oil, petroleum products and freight rates activities	(49)	(173)	—	(223)
Gas, Renewables & Power activities	288	128	—	416
Total	239	(45)	—	193

	Quoted prices in		Prices based
	active markets	Prices based	on non
	for identical	on observable	observable
As of December 31, 2016	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Crude oil, petroleum products and freight rates activities	(22)	152	—	130
Gas, Renewables & Power activities	409	(191)	—	218
Total	387	(39)	—	348

	Quoted prices in		Prices based
	active markets	Prices based	on non
	for identical	on observable	observable
As of December 31, 2015	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Crude oil, petroleum products and freight rates activities	15	1,142	—	1,157
Gas, Renewables & Power activities	79	534	—	613
Total	94	1,676	—	1,770

The description of each fair value level is presented in Note 15 to the Consolidated Financial Statements.

Cash Flow hedge

The impact on the statement of income and other comprehensive income of the hedging instruments related to commodity contracts and qualified as cash flow hedges is detailed as follows:

As of December 31
(M$)	2017	2016	2015
Profit (Loss) recorded in equity during the period	71	(69)	—
Recycled amount from equity to the income statement during the period	(6)	(1)	—

These financial instruments are mainly one year term Henry Hub derivatives.

As of December 31, 2017, the ineffective portion of these financial instruments is nil (in 2016 the ineffective portion of these financial instruments was a loss of $5 million and in 2015, the ineffective portion of these financial instruments was nil).

16.2) Oil and Gas market related risks management

Oil and gas market related risks

Due to the nature of its business, the Group has significant oil and gas trading activities as part of its day-to-day operations in order to optimize revenues from its oil and gas production and to obtain favorable pricing to supply its refineries.

In its international oil trading business, the Group follows a policy of not selling its future production. However, in connection with this trading business, the Group, like most other oil companies, uses energy derivative instruments to adjust its exposure to price fluctuations of crude oil, refined products, natural gas, and power. The Group also uses freight rate derivative contracts in its shipping business to adjust its exposure to freight-rate fluctuations. To hedge against this risk, the Group uses various instruments such as futures, forwards, swaps and options on organized markets or over-the-counter markets. The list of the different derivatives held by the Group in these markets is detailed in Note 16.1 to the Consolidated Financial Statements.

The Trading & Shipping division measures its market risk exposure, i.e. potential loss in fair values, on its crude oil, refined products and freight rates trading activities using a value-at-risk technique. This technique is based on an historical model and makes an assessment of the market risk arising from possible future changes in market values over a 24‑hour period. The calculation of the range of potential changes in fair values is based on the end-of-day exposures and historical price movements of the last 400 business days for all traded instruments and maturities. Options are systematically re-evaluated using appropriate models.

The “value-at-risk” represents the most unfavorable movement in fair value obtained with a 97.5% confidence level. This means that the Group’s portfolio result is likely to exceed the value-at-risk loss measure once over 40 business days if the portfolio exposures were left unchanged.

Trading & Shipping : value-at-risk with a 97.5% probability

As of December 31,
(M$)	High	Low	Average	Year end
2017	28.4	4.1	15.6	6.6
2016	24.6	7.2	14.0	22.1
2015	11.6	5.5	8.6	7.4

As part of its gas and power trading activity, the Group also uses derivative instruments such as futures, forwards, swaps and options in both organized and over-the-counter markets. In general, the transactions are settled at maturity date through physical delivery. The Gas division measures its market risk exposure, i.e. potential loss in fair values, on its trading business using a value-at-risk technique. This technique is based on an historical model and makes an assessment of the market risk arising from possible future changes in market values over a one-day period. The calculation of the range of potential changes in fair values takes into account a snapshot of the end-of-day exposures and the set of historical price movements for the past two years for all instruments and maturities in the global trading business.

Gas, Renewables & Power division trading : value-at-risk with a 97.5% probability

As of December 31,
(M$)	High	Low	Average	Year end
2017	12.5	2.8	6.3	4.2
2016	8.4	2.0	3.9	2.1
2015	15.8	2.0	7.1	8.0

The Group has implemented strict policies and procedures to manage and monitor these market risks. These are based on the separation of control and front-office functions and on an integrated information system that enables real-time monitoring of trading activities.

Limits on trading positions are approved by the Group’s Executive Committee and are monitored daily. To increase flexibility and encourage liquidity, hedging operations are performed with numerous independent operators, including other oil companies, major energy producers or consumers and financial institutions. The Group has established counterparty limits and monitors outstanding amounts with each counterparty on an ongoing basis.